Condensed Consolidated Statement of Changes in Equity (Deficit) (Unaudited) - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Shares to be Issued [Member]	Noncontrolling Interest [Member]	Total
Balance at Aug. 31, 2022		$ 25,464	$ 89,202,262	$ (7,465,373)	$ 65,880	$ 75,000	$ (58,754)	$ 81,844,479
Balance, shares at Aug. 31, 2022	[1]	25,463,349
Issuance of common stock for Cash		$ 114	1,143,614			991,052		$ 2,134,780
Issuance of common stock for Cash, shares	[1]	114,385
Issuance of common stock for service, shares								500
Foreign currency translation adjustment					(82,916)		5,535	$ (77,381)
Net loss				(6,057,893)			(259,480)	(6,317,373)
Capital contribution			101,998				164,519	266,517
Balance at Aug. 31, 2023		$ 25,578	90,447,874	(13,523,266)	(17,036)	1,066,052	(148,180)	77,851,022
Balance, shares at Aug. 31, 2023	[1]	25,577,734
Issuance of common stock for Cash		$ 94	934,504			(934,598)
Issuance of common stock for Cash, shares		93,455
Issuance of common stock for service		$ 14	131,440			(131,454)
Issuance of common stock for service, shares		14,402
Foreign currency translation adjustment					(85,208)		(2,793)	(88,001)
Net loss				(1,444,323)			(79,998)	(1,524,321)
Balance at Nov. 30, 2023		$ 25,686	91,513,818	(14,967,589)	(102,244)		(230,971)	76,238,700
Balance, shares at Nov. 30, 2023		25,685,591
Balance at Aug. 31, 2023		$ 25,578	90,447,874	(13,523,266)	(17,036)	1,066,052	(148,180)	77,851,022
Balance, shares at Aug. 31, 2023	[1]	25,577,734
Net loss								(2,955,079)
Balance at Feb. 29, 2024		$ 25,686	91,513,818	(16,334,493)	(95,951)		(297,198)	74,811,862
Balance, shares at Feb. 29, 2024		25,685,591
Balance at Aug. 31, 2023		$ 25,578	90,447,874	(13,523,266)	(17,036)	1,066,052	(148,180)	77,851,022
Balance, shares at Aug. 31, 2023	[1]	25,577,734
Issuance of common stock for Cash		$ 94	934,504			(934,598)
Issuance of common stock for Cash, shares	[1]	93,455
Issuance of common stock for service		$ 14	131,440			(131,454)
Issuance of common stock for service, shares	[1]	14,402
Foreign currency translation adjustment					(31,791)		(22,573)	(54,364)
Net loss				(25,878,591)			(436,805)	(26,315,396)
Balance at Aug. 31, 2024		$ 25,686	91,513,818	(39,401,857)	(48,827)		(607,558)	51,481,262
Balance, shares at Aug. 31, 2024	[1]	25,685,591
Balance at Nov. 30, 2023		$ 25,686	91,513,818	(14,967,589)	(102,244)		(230,971)	76,238,700
Balance, shares at Nov. 30, 2023		25,685,591
Foreign currency translation adjustment					6,293		(2,373)	3,920
Net loss				(1,366,904)			(63,854)	(1,430,758)
Balance at Feb. 29, 2024		$ 25,686	91,513,818	(16,334,493)	(95,951)		(297,198)	74,811,862
Balance, shares at Feb. 29, 2024		25,685,591
Balance at Aug. 31, 2024		$ 25,686	91,513,818	(39,401,857)	(48,827)		(607,558)	51,481,262
Balance, shares at Aug. 31, 2024	[1]	25,685,591
Foreign currency translation adjustment					7,837		10,933	18,770
Net loss				(4,555,401)			(85,503)	(4,640,904)
Issuance of common stock for consulting service		$ 1,495	5,978,245					5,979,740
Issuance of common stock for consulting service, shares		1,494,935
Fraction shares issued due to reverse stock split
Fraction shares issued due to reverse stock split, shares		105
Balance at Nov. 30, 2024		$ 27,181	97,492,063	(43,957,258)	(40,990)		(682,128)	52,838,868
Balance, shares at Nov. 30, 2024		27,180,631
Balance at Aug. 31, 2024		$ 25,686	91,513,818	(39,401,857)	(48,827)		(607,558)	51,481,262
Balance, shares at Aug. 31, 2024	[1]	25,685,591
Net loss								(5,913,892)
Balance at Feb. 28, 2025		$ 27,181	97,492,063	(45,163,080)	(46,824)		(747,992)	51,561,348
Balance, shares at Feb. 28, 2025		27,180,631
Balance at Nov. 30, 2024		$ 27,181	97,492,063	(43,957,258)	(40,990)		(682,128)	52,838,868
Balance, shares at Nov. 30, 2024		27,180,631
Foreign currency translation adjustment					(5,834)		1,302	(4,532)
Net loss				(1,205,822)			(67,166)	(1,272,988)
Balance at Feb. 28, 2025		$ 27,181	$ 97,492,063	$ (45,163,080)	$ (46,824)		$ (747,992)	$ 51,561,348
Balance, shares at Feb. 28, 2025		27,180,631

[1]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.